Unaudited Condensed Consolidated Statements of Income or Loss - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Revenue
Vessel revenue	$ 579,120	$ 273,607
Operating expenses
Vessel operating costs	(161,755)	(163,900)
Voyage expenses	(25,508)	(2,781)
Depreciation - owned or sale and leaseback vessels	(85,159)	(98,006)
Depreciation - right of use assets for vessels	(19,488)	(22,041)
General and administrative expenses	(35,257)	(26,884)
Loss on sales of vessels and write-down of vessel held for sale	(69,218)	0
Total operating expenses	(396,385)	(313,612)
Operating income / (loss)	182,735	(40,005)
Other (expense) and income, net
Financial expenses	(78,710)	(69,973)
Loss on Convertible Notes exchange	0	(5,504)
Financial income	1,024	412
Other income / (expenses), net	1,634	(106)
Total other expense, net	(76,052)	(75,171)
Net income / (loss)	106,683	(115,176)
Attributable to:
Equity holders of the parent	$ 106,683	$ (115,176)
Earnings / (Loss) per share
Basic (in dollars per share)	$ 1.92	$ (2.12)
Diluted (in dollars per share)	$ 1.84	$ (2.12)
Basic weighted average shares outstanding (in shares)	55,502,389	54,388,504
Diluted weighted average shares outstanding (in shares)	64,611,651	54,388,504